Direct cost of revenues (Tables)	12 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Direct cost of revenues

	2022	2021
	$	$

Subscription cost of revenue	72,192	31,756
Transaction-based cost of revenue	159,432	42,626
Hardware and other cost of revenue	45,575	19,677

Total direct cost of revenues	277,199	94,059